May 26, 2020
TOUCHSTONE FUNDS GROUP TRUST | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND
Touchstone Sands Capital Select Growth Fund
TOUCHSTONE FUNDS GROUP TRUST

Touchstone Sands Capital Select Growth Fund (the "Fund")

Supplement dated May 26, 2020 to the Prospectus, Summary Prospectus, and Statement of Additional Information dated January 30, 2020, as supplemented

IMPORTANT NOTICE REGARDING CHANGES TO THE FUND

Removal of Performance Fee Adjustment and Reduction in Advisory Fee of the Fund

At a meeting of the Board of Trustees (the "Board") of Touchstone Funds Group Trust (the "Trust") held on May 21, 2020, Touchstone Advisors, Inc. ("Touchstone") proposed, and the Board approved, an amendment to the advisory agreement between Touchstone and the Trust, on behalf of the Fund, in order to remove the performance fee adjustment to the Fund's advisory fee and to reduce the Fund's advisory fee rate.

Effective June 1, 2020, the following annual advisory fee rate for the Fund will take effect. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month.

Touchstone Sands Capital Select Growth Fund	0.70% on the first $1 billion of assets; 0.65% on the next $500 million of assets; 0.60% on the next $500 million of assets; and 0.55% on assets over $2 billion

Additionally, effective June 1, 2020, all references to the performance fee adjustment in the Fund's summary prospectus, prospectus, and Statement of Additional Information ("SAI") are removed. The Fund's current base advisory fee rate is 0.85% on the first $1 billion of assets; 0.80% on the next $500 million of assets; 0.75% on the next $500 million of assets; and 0.70% on assets over $2 billion. In addition, an adjustment is added to or subtracted from this base advisory fee if the Fund outperforms or underperforms its benchmark index by more than 2.50%, for the preceding twelve month period. The performance adjustment rate is a positive or negative 0.15%.

Changes to Expense Limitation Agreement of the Fund

Additionally, effective June 1, 2020, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.15%, 1.90%, 0.90% and 1.14% of average daily net assets for Classes A, C, Y and Z shares, respectively. This contractual expense limitation will be effective through May 31, 2021.

Accordingly, the Fund's current expense limitation agreement is terminated as of June 1, 2020. Under the Fund's current expense limitation agreement, Touchstone waives a portion of its fees or reimburses certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit “Other Expenses” to 0.25% for each class of shares. Other expenses include all operating expenses of the Fund except for investment advisory fees, performance fees, shareholder servicing fees, distribution fees (12b-1) and any expenses excluded in the expense limitation agreement.
Approval of Additional Share Classes of the Fund

At the same Board meeting, Touchstone proposed, and the Board approved, the creation and designation of Institutional Class shares and Class R6 shares of the Fund. These new share classes are expected to launch in the third quarter of 2020.

Change to Distribution Frequency

The Fund intends to implement a change to its dividend distribution schedule. Effective August 1, 2020, the Fund will begin declaring and paying dividends, if any, on an annual basis instead of quarterly. The section of the Fund's prospectus titled "Distributions and Taxes" is hereby updated accordingly.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.